CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Amounts due to related parties	¥ 1,963,007	$ 308,039	¥ 3,385,863
Customer advances and deferred revenues	1,166,764	183,091	2,423,190
Payable to merchants	62,509,714	9,809,138	53,833,981
Accrued expenses and other liabilities	14,085,513	2,210,324	11,193,372
Merchant deposits	13,577,552	2,130,614	10,926,319
Short-term borrowings | ¥			1,866,316
Current portion of lease liabilities	427,164	67,031	253,036
Non-Current portion of Lease liabilities	544,263	85,407	¥ 414,939
Deferred tax liabilities	¥ 31,291	$ 4,910
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Ordinary shares, issued	5,057,542,676	5,057,542,676	3,545,065,888
Ordinary shares, outstanding	5,057,542,676	5,057,542,676	3,545,065,888
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000	2,200,000,000
Ordinary shares, issued	0	0	1,409,744,080
Ordinary shares, outstanding	0	0	1,409,744,080
Consolidated VIEs
Amounts due to related parties	¥ 1,962,029	$ 307,885	¥ 3,385,863
Customer advances and deferred revenues	1,158,738	181,831	2,422,907
Payable to merchants	61,947,517	9,720,917	53,417,259
Accrued expenses and other liabilities	9,360,166	1,468,814	6,999,827
Merchant deposits	13,360,409	2,096,540	10,926,319
Short-term borrowings | ¥	0		1,866,316
Current portion of lease liabilities	138,667	21,760	134,131
Non-Current portion of Lease liabilities	305,068	47,872	366,834
Deferred tax liabilities	¥ 19,217	$ 3,016	¥ 0